Details of Significant Accounts - Intangible assets, schedule of intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 4,421
Amortization charge	(61)	$ (75)
Closing net book amount	4,360
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	2,774
Closing net book amount	2,774
Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	1,643
Amortization charge	(59)
Closing net book amount	1,584
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	4
Amortization charge	(2)
Closing net book amount	2
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	6,570
Closing net book amount	6,570
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	4,739
Closing net book amount	4,739
Cost | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	1,760
Closing net book amount	1,760
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	71
Closing net book amount	71
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(2,149)
Closing net book amount	(2,210)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(1,965)
Closing net book amount	(1,965)
Accumulated amortization and impairment | Unpatented technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(117)
Closing net book amount	(176)
Accumulated amortization and impairment | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book amount	(67)
Closing net book amount	$ (69)